SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of share option activities

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Aggregate
	Share Options	Price	(in Years)	Intrinsic Value
Outstanding as of December 31, 2023	11,052,896	0.47	4.14	161,965
Forfeited or expired	(56,052)	0.60	—	—
Exchanged for RSUs	(2,223,175)	0.19	—	—
Outstanding as of December 31, 2024	8,773,669	0.53	3.33	121,224
Exercisable as of December 31, 2022	934,143	0.91	6.42	11,763
Exercisable as of December 31, 2023	603,559	0.84	5.27	8,621
Exercisable as of December 31, 2024	8,771,536	0.53	3.33	121,200

Schedule of RSUs and RSAs activities

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested as of December 31, 2023	22,498,884	5.45
Granted	4,154,357	13.19
Vested	(21,425,708)	3.65
Settlement	—	—
Forfeited	(255,235)	13.75
Exchanged from share options	2,195,928	0.10
Unvested as of December 31, 2024	7,168,226	13.38

		Weighted
		Average
	Number of	Grant Date
	RSAs	Fair Value
Unvested as of December 31, 2023	937,500	0.07
Vested	(937,500)	0.07
Unvested as of December 31, 2024	—	—

Schedule of assumptions used to estimate the fair value of the share options

	Year ended December 31,
Share Option Value Assumptions	2022	2023	2024
Expected term (in years)	1.08	0.75 – 1.00	—
Expected volatility	55.81% – 56.38%	55.92% – 56.26%	—
Risk-free interest rate	3.77% – 3.81%	3.60% – 3.97%	—
Expected dividend yield	0.00%	0.00%	—